Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000012145 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Value Fund
Class Name	Investor Shares
Trading Symbol	VTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index ex USA.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Global stocks posted very strong returns.
  Selection in five of the Fund’s 11 sectors hurt returns relative to the benchmark. The Fund’s holdings in financials and consumer discretionary accounted for almost all of its underperformance. Its consumer staples holdings contributed most to relative returns.
  Although the Fund’s returns were positive across all regions in the portfolio, they trailed those of the benchmark, with North American stocks lagging most. Selection in North America, emerging markets, Europe, and the Pacific region detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.23%	5.99%	4.43%
MSCI All Country World Index ex USA	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,950,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 21,984,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$12,950
Number of Portfolio Holdings	200
Portfolio Turnover Rate	40%
Total Investment Advisory Fees (in thousands)	$21,984

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.3%
Asia	38.1%
Europe	47.3%
North America	6.5%
Oceania	1.1%
South America	2.6%
Other Assets and Liabilities—Net	4.1%

C000032457 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Diversified Equity Fund
Class Name	Investor Shares
Trading Symbol	VDEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund underperformed the MSCI US Broad Market Index, its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted strong returns.
  The Fund is a fund of funds, investing in six actively managed Vanguard funds selected to provide broad exposure to all segments of the U.S. equity market. Together, those funds cover the style and capitalization spectrum.
  Returns of the underlying funds ranged from roughly 26% for Vanguard Windsor Fund to about 47% for Vanguard U.S. Growth Fund—the only underlier to outperform its benchmark index for the period. Among the other underlying funds, four lagged and one performed in line with its benchmark. The underperformers accounted for almost half the Fund’s assets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2014, Through October 31, 2024
Initial Investment of $ 10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	36.30%	14.26%	11.96%
MSCI US Broad Market Index	38.01%	14.75%	12.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,903,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$2,903
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Portfolio Composition % of Net Assets (as of October 31, 2024)
Vanguard U.S. Growth Fund Investor Shares	30.1%
Vanguard Growth and Income Fund Investor Shares	20.1%
Vanguard WindsorTM Fund Investor Shares	20.0%
Vanguard Windsor II Fund Investor Shares	14.9%
Vanguard ExplorerTM Fund Investor Shares	9.9%
Vanguard Mid-Cap Growth Fund	5.0%
Other Assets and Liabilities—Net	0.0%